UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21771
YieldQuest Funds Trust
(Exact name of registrant as specified in charter)
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Address of principal executive offices) (Zip code)
Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305
(Name and address of agent for service)
Registrant’s telephone number, including area code: 404-446-3370
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedules of Investments are attached herewith.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

% of
Net Assets	Description	Shares	Value

8.45%	COMMON STOCKS
0.48%	Apparel
	Christian Dior SA (a)	100	$13,739
	Hermes International (b)	50	10,091

			23,830

1.57%	Banks
	Goldman Sachs Group, Inc./The (a)	475	77,719

1.57%	Computers
	Hewlett-Packard Co. (a)	1,700	77,673

0.95%	Holding Companies
	LVMH Moet Hennessy Louis Vuitton SA (a)	300	46,845

0.17%	Lodging
	Orient-Express Hotels Ltd., Class A (b) (c)	700	8,512

1.55%	Oil & Gas
	Exxon Mobil Corp. (a)	950	76,646

1.09%	Retail
	Bulgari SpA (b)	500	5,216
	Compagnie Financiere Richemont SA (b)	600	32,638
	PPR (b)	100	15,985

			53,839

1.07%	Telecommunications
	Cisco Systems, Inc. (c)	2,500	52,875

	Total Common Stocks (Cost $292,555)		417,939

91.90%	EXCHANGE TRADED/CLOSED-END FUNDS
25.20%	Equity Closed-End Funds
	Boulder Growth & Income Fund, Inc. (a)	8,900	56,960
	Boulder Total Return Fund, Inc. (a) (c)	2,850	45,457
	Central Securities Corp. (a)	2,447	54,568
	Cohen & Steers Closed-End Opportunity Fund, Inc. (b)	3,800	49,780
	First Opportunity Fund, Inc. (a)	14,350	103,607
	Greater China Fund, Inc. (a)	6,700	86,430
	H&Q Healthcare Investors (a)	2,150	30,508
	H&Q Life Sciences Investors (a)	2,700	30,996
	Japan Equity Fund, Inc. (a)	17,900	110,622
	John Hancock Bank and Thrift Opportunity Fund (a)	7,625	133,743
	Liberty All-Star Equity Fund (b)	6,720	34,003
	Morgan Stanley China A Share Fund (b)	7,100	188,647
	Royce Focus Trust, Inc. (b) (c)	4,000	30,480
	Royce Micro-Cap Trust, Inc. (b)	10,650	102,453
	Royce Value Trust, Inc. (b)	6,550	94,320
	Templeton Dragon Fund, Inc. (b)	900	27,144
	Tri-Continental Corp. (b)	4,700	65,988

			1,245,706

66.70%	Equity Exchange Traded Funds
	Consumer Discretionary Select Sector SPDR Fund (b)	6,800	252,824
	Energy Select Sector SPDR Fund (b)	1,600	117,040
	Health Care Select Sector SPDR Fund (b)	3,400	107,712
	Industrial Select Sector SPDR Fund (b)	9,550	346,092
	iShares Dow Jones U.S. Healthcare Providers Index (a)	700	39,746
	iShares Dow Jones U.S. Home Construction Index Fund (a)	9,000	121,950
	iShares Dow Jones U.S. Real Estate Index Fund	1,000	57,990
	iShares MSCI Australia Index Fund	2,000	49,740
	iShares MSCI Brazil Index Fund (a)	2,650	193,980
	iShares MSCI Japan Index Fund (a)	21,500	234,995
	iShares MSCI Spain Index Fund	1,300	54,431

See accompanying notes to Schedule of Investments.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Shares	Value

	Equity Exchange Traded Funds (Continued)

	iShares PHLX SOX Semiconductor Sector Index Fund (a)	950	$56,516
	Market Vectors Gold Miners ETF	1,400	75,488
	Market Vectors Russia ETF (b)	1,550	60,590
	Market Vectors Steel Index Fund (b)	1,250	91,113
	PowerShares DB Gold Double Short ETN (c)	4,200	37,926
	PowerShares DB U.S. Dollar Index Bullish Fund (b) (c)	2,000	44,720
	ProShares Ultra Financials (b)	2,670	185,031
	ProShares Ultra Health Care (b)	1,300	68,289
	ProShares Ultra Oil & Gas (b)	2,300	121,210
	ProShares Ultra Technology (b) (c)	7,600	518,016
	SPDR KBW Bank ETF (b)	3,000	78,960
	SPDR KBW Regional Banking ETF (b)	3,400	88,842
	SPDR Metals & Mining ETF (b)	1,400	96,558
	WisdomTree India Earnings Fund	8,500	196,945

			3,296,704

	Total Exchange Traded/Closed-End Funds (Cost $3,659,456)		4,542,410

		Contracts

3.85%	PURCHASED OPTIONS (c)
	Freeport-McMoran Copper, 02/19/2011, Put @ $100	57	5,871
	iShares Barclays 20+ Year Treasury:
	02/19/2011, Put @ $91	27	3,780
	02/19/2011, Put @ $92	27	5,103
	SPDR Gold Trust:
	02/19/2011, Put @ $126	33	1,980
	02/19/2011, Put @ $128	54	5,994
	SPDR S&P 500 ETF Trust:
	02/19/2011, Call @ $129	55	9,350
	02/19/2011, Call @ $130	637	73,892
	02/19/2011, Call @ $131	103	7,519
	02/19/2011, Put @ $125	54	4,644
	02/19/2011, Put @ $126	651	68,355
	02/19/2011, Put @ $127	20	2,560
	United States Oil Fund LP, 02/19/2011, Call @ $39	11	1,034

	Total Purchased Options (Cost $192,348)		190,082

		Shares

3.09%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 0.000% (d)	152,618	152,618

	Total Short-Term Investment (Cost $152,618)		152,618

See accompanying notes to Schedule of Investments.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Shares	Value

107.29%	Total Investments (Cost $4,296,977)		$5,303,049

(7.29)%	Net other assets (liabilities)		(360,264)

100.00%	NET ASSETS		$4,942,785

	At January 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$1,041,092
	Unrealized Depreciation		(35,020)

	Net Unrealized Appreciation		$1,006,072

14.31%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares MSCI South Korea Index Fund	2,000	122,800
	Powershares Golden Dragon Halter USX China Portfolio	8,100	221,373
	Rydex S&P Equal Weight ETF	4,950	239,135
	Vanguard Emerging Markets ETF	1,170	54,393
	WisdomTree India Earnings Fund	3,000	69,510

	Total Exchange Traded/Closed-End Funds Sold Short (Proceeds $712,483)		$707,211

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
TO SELL:
Australian Dollar	170,242	$169,577	02/04/2011	$(527)
Brazilian Real	31,747	19,028	02/04/2011	(254)
Canadian Dollar	38,458	38,403	02/04/2011	186
Japanese Yen	36,241,092	441,544	02/04/2011	(5,744)

				(6,339)

Total Foreign Currency Counterparty: Bank of New York				$(6,339)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 03/14/2011		10	$801,156	$(22,506)
E-Mini Crude Oil, expires 02/18/2011		1	44,652	1,442
Gold 100 oz, expires 04/27/2011		1	132,703	747
Natural Gas, expires 02/24/2011		4	182,432	(5,632)
S&P 500 E-Mini, expires 03/18/2011		20	1,284,548	(2,148)
U.S. Long Bond, expires 03/22/2011		10	1,000,000	(8,143)

				(36,240)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/17/2011		71	71,000,000	16,313
Copper, expires 03/29/2011		4	456,470	(10,620)
Euro Stoxx 50, expires 03/18/2011		7	295,497	(11,809)
Russell 2000 Mini, expires 03/18/2011		5	387,365	3,085
U.S. 2 Year Note, expires 03/31/2011		39	7,800,000	(28,290)
U.S. 5 Year Note, expires 03/31/2011		83	8,300,000	(56,641)
U.S. 10 Year Note, expires 03/22/2011		10	1,000,000	(10,987)

				(98,949)

Total				$(135,189)

See accompanying notes to Schedule of Investments.

YIELDQUEST CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	Non-income producing security.
(d)	Rate represents effective yield.

ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
MSCI	Morgan Stanley Capital International
PHLX	Philadelphia Stock Exchange
SOX	Philadelphia Semiconductor Index
SPDR	S&P Depositary Receipts

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

% of
Net Assets	Description	Principal	Value

33.75%	CORPORATE BONDS
8.47%	Airlines
	American Airlines, Inc., 7.858%, 10/01/2011, Series 01-2 (a) $	100,000	$103,750
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	447,895
	9.880%, 06/15/2020 (a)	343,000	327,565
	Continental Airlines, Inc.:
	6.703%, 06/15/2021, Series 01A1 (a)	96,447	101,028
	6.748%, 03/15/2017, Series 981B (a)	154,441	155,028
	6.795%, 08/02/2018, Series 991B (a)	158,005	156,425
	7.033%, 06/15/2011, Series 011C (a)	122,276	122,581
	7.339%, 04/19/2014, Series 071C (a)	154,268	156,004
	7.461%, 04/01/2013, Series 971B (a)	17,443	17,443
	7.566%, 03/15/2020, Series 992B (a)	131,887	134,195
	8.560%, 07/02/2014, Series 962B (a)	33,540	34,630
	Northwest Airlines, Inc., 7.950%, 03/01/2015, Series 992B (a)	926,272	877,643
	Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3, Callable 03/18/2011 @ 100 (a)	59,686	61,135

			2,695,322

0.36%	Automotive
	Motors Liquidation Co., 8.375%, 07/15/2033 (a) (b)	320,000	115,200

0.68%	Entertainment
	Comcast Corp., 6.950%, 08/15/2037 (a)	195,000	215,384

21.64%	Financial Services
	American Express Co., 8.125%, 05/20/2019 (a)	500,000	620,772
	American Express Credit Corp., 5.875%, 05/02/2013, Series C, MTN (a)	670,000	728,604
	Bank of America Corp.:
	4.750%, 08/01/2015 (a)	750,000	782,188
	4.750%, 03/15/2016, Callable 03/15/2011 @ 100, MTN	10,000	9,930
	7.800%, 09/15/2016 (a)	220,000	250,279
	Bear, Stearns & Co., Inc., 5.550%, 01/22/2017 (a)	790,000	849,804
	CIT Group, Inc.:
	7.000%, 05/01/2013, Callable 03/31/2011 @ 102	14,086	14,421
	7.000%, 05/01/2014, Callable 03/18/2011 @ 102	21,129	21,578
	7.000%, 05/01/2015, Callable 03/18/2011 @ 102	21,129	21,472
	7.000%, 05/01/2016, Callable 03/18/2011 @ 102	35,216	35,656
	7.000%, 05/01/2017, Callable 03/18/2011 @ 102	49,302	49,857
	Citigroup, Inc., 5.500%, 02/15/2017 (a)	475,000	495,156
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015	4,000	4,478
	Goldman Sachs Group, Inc.:
	5.250%, 04/01/2013 (a)	100,000	107,253
	5.625%, 01/15/2017 (a)	1,000,000	1,057,528
	Lehman Brothers Holdings:
	5.625%, 01/24/2013, MTN (a) (b)	500,000	126,875
	6.500%, 07/19/2017 (b)	1,370,000	753
	Merrill Lynch & Co., Inc., 5.700%, 05/02/2017 (a)	1,000,000	1,028,824
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, EMTN (a)	50,000	52,294
	Motors Liquidation Co., 9.400%, 07/15/2021 (a) (b)	800,000	278,000
	Nuveen Investments, Inc., 5.500%, 09/15/2015 (a)	400,000	350,000
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (b)	1,000,000	3,750

			6,889,472

0.04%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023 (a)	10,000	12,259

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description		Principal	Value

2.56%	Metals & Mining
	Alcoa, Inc., 5.375%, 01/15/2013 (a)	$	760,000	$813,648

	Total Corporate Bonds (Cost $13,308,154)			10,741,285

0.04%	COLLATERALIZED MORTGAGE OBLIGATIONS
0.04%	U.S. Government & Agency
	Federal National Mortgage Association, 4.500%, 05/25/2019 (a)		12,897	13,228

	Total Collateralized Mortgage Obligations (Cost $11,984)			13,228

0.99%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, MTN (a)		43,000	48,244
	Federal Home Loan Bank:
	5.685%, 09/17/2018, Series AR18 (a)		25,000	29,217
	7.125%, 02/15/2030, Series C30 (a)		90,000	113,965
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN (a)		20,000	28,286
	Tennessee Valley Authority, 7.125%, 05/01/2030 (a)		75,000	96,272

	Total U.S. Government & Agency (Cost $283,422)			315,984

17.48%	FOREIGN BONDS
8.26%	Banks
	Bank of Scotland PLC, 10.500%, 02/16/2018 (a)	GBP	920,000	1,691,411
	Inter-American Development Bank, 6.250%, 06/22/2016, MTN (a)	NZD	1,150,000	938,899

				2,630,310

1.93%	Sovereign Bonds
	Federal Republic of Brazil:
	7.875%, 03/07/2015 (a)	$	475,000	568,812
	12.500%, 01/05/2016	BRL	40,000	27,331
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016, Series M10	MXN	220,000	18,734

				614,877

7.29%	Financial Services
	General Electric Capital Corp., 7.500%, 02/28/2011, EMTN (a)	NZD	3,000,000	2,319,258

	Total Foreign Bonds (Cost $5,723,138)			5,564,445

6.93%	MUNICIPAL BONDS
2.32%	California
	California State:
	4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (a)	$	200,000	168,992
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)		500,000	441,865
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)		190,000	73,790
	08/01/2029, GO (a)		150,000	54,892

				739,539

3.29%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable 12/01/2017 @ 100 (a)		1,275,000	1,048,126

1.32%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, National-RE, Revenue, Callable 07/01/2016 @ 100 (a)		500,000	418,345

	Total Municipal Bonds (Cost $2,491,637)			2,206,010

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Principal	Value

7.26%	TAXABLE MUNICIPAL BONDS
2.85%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue (a) $	100,000	$49,654
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102 (a)	35,000	30,815
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102 (a)	25,000	24,514
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable 05/01/2016 @ 100 (a)	15,000	14,045
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation, Callable 09/01/2016 @ 100 (a)	25,000	23,742
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (a)	665,000	704,687
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE FGIC, Tax Allocation (a)	60,000	61,033

			908,490

0.10%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, National-RE, Revenue, Callable 10/01/2015 @ 100 (a)	30,000	30,103

0.07%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100 (a)	25,000	23,642

1.13%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue (a)	70,000	67,946
	College Park Business & Industrial Development Authority, 5.750%, 09/01/2015, AGM, Revenue (a)	250,000	272,050
	Savannah Hospital Authority, 6.625%, 07/01/2018, AGM, Revenue, Callable 07/01/2013 @ 101 (a)	20,000	20,266

			360,262

0.02%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,152

0.10%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100 (a)	30,000	30,451

0.24%	Maine
	City of Auburn, 5.125%, 08/01/2011, National-RE, GO	75,000	76,117

0.11%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue (a)	35,000	35,888

0.21%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (a)	65,000	66,289

0.70%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO (a)	20,000	17,580
	Orange Township, 5.170%, 12/01/2011, Series C, AGM, GO (a)	35,000	35,809
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue (a)	165,000	168,378

			221,767

0.12%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE FGIC, GO (a)	40,000	38,861

0.19%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, AGM, GO (a)	60,000	61,706

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Principal	Value

1.01%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, AGM, Revenue (a) $	300,000	$322,377

0.36%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017 @ 100 (a)	115,000	114,379

0.05%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (a) (b)	23,569	15,320

	Total Taxable Municipal Bonds (Cost $2,256,392)		2,310,804

		Shares

0.42%	PREFERRED STOCKS
0.42%	Financial Services
	Ally Financial, Inc., 1.750%, Callable 12/31/2011 @ 1,000 (c)	139	133,579

	Total Preferred Stocks (Cost $43,759)		133,579

11.47%	EXCHANGE TRADED/CLOSED-END FUNDS
0.00%	Equity Closed-End Fund
	RMR Asia Pacific Real Estate Fund	—	8

0.13%	Municipal Closed-End Fund
	Alliance National Municipal Income Fund, Inc.	3,181	39,953

3.90%	Municipal Exchange Traded Fund
	iShares S&P National AMT-Free Bond Fund	12,530	1,240,094

7.44%	Taxable Fixed Income Closed-End Funds
	Aberdeen Asia-Pacific Income Fund, Inc.	16,793	112,009
	AllianceBernstein Global High Income Fund, Inc.	11,932	171,463
	AllianceBernstein Income Fund, Inc.	70,382	548,276
	BlackRock Core Bond Trust	12,750	156,315
	BlackRock Credit Allocation Fund, Inc.	24,440	237,068
	BlackRock Debt Strategies Fund, Inc.	18,340	71,343
	BlackRock Enhanced Government Fund, Inc.	1,900	29,355
	BlackRock Income Opportunity Trust	16,500	156,915
	BlackRock Income Trust, Inc.	12,000	81,360
	Invesco Bond Fund	6,176	113,268
	John Hancock Preferred Income Fund	4,493	82,986
	John Hancock Preferred Income Fund II	4,391	80,838
	John Hancock Preferred Income Fund III	5,078	81,146
	MFS Intermediate Income Trust	25,690	161,847
	Nuveen Global Government Enhanced Income Fund	6,397	96,787
	Nuveen Quality Preferred Income Fund	11,388	84,841
	Western Asset Income Fund	8,096	103,467

			2,369,284

	Total Exchange Traded/Closed-End Funds (Cost $3,629,341)		3,649,339

		Contracts

3.87%	PURCHASED OPTIONS (d)
	Freeport-McMoran Copper, 02/19/2011, Put @ $100	371	38,213
	iShares Barclays 20+ Year Treasury:
	02/19/2011, Put @ $91	177	24,780
	02/19/2011, Put @ $92	177	33,453

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Contracts	Value

	SPDR Gold Trust:
	02/19/2011, Put @ $126	211	$12,660
	02/19/2011, Put @ $128	353	39,183
	SPDR S&P 500 ETF Trust:
	02/19/2011, Call @ $129	353	60,010
	02/19/2011, Call @ $130	4,116	477,456
	02/19/2011, Call @ $131	662	48,326
	02/19/2011, Put @ $125	352	30,272
	02/19/2011, Put @ $126	4,212	442,260
	02/19/2011, Put @ $127	134	17,152
	U.S. Oil Fund LP, 02/19/2011, Call @ $39	71	6,674

	Total Purchased Options (Cost $1,244,748)		1,230,439

		Shares

1.90%	SHORT-TERM INVESTMENT
	U.S. Treasury Note, 0.000%, 02/10/2011 (a)	605,000	604,981

	Total Short-Term Investment (Cost $604,978)		604,981

84.11%	Total Investments (Cost $29,597,553)		26,770,094

15.89%	Net other assets (liabilities)		5,057,063

100.00%	NET ASSETS		$31,827,157

	At January 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$1,436,131
	Unrealized Depreciation		(4,263,590)

	Net Unrealized Depreciation		$(2,827,459)

					Unrealized
	Local Currency	Market Value	Settlement Date		Gain/(Loss)

FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
TO BUY:
Brazilian Real	517,221	$309,998	02/04/2011		$4,132
Icelandic Krona	94,634,900	816,381	10/10/2008	(e)	(213,794)

					(209,662)

TO SELL:
Australian Dollar	244,817	243,861	02/04/2011		(758)
British Sterling Pound	1,247,742	1,998,633	02/04/2011		(65,882)
Canadian Dollar	247,727	247,375	02/04/2011		1,198
European Euro	211,739	289,889	02/04/2011		(14,204)
Japanese Yen	82,553,480	1,005,792	02/04/2011		(13,085)
Mexican Peso	205,000	16,893	02/04/2011		(190)
New Zealand Dollar	4,157,812	3,207,652	02/04/2011		(60,188)

					(153,109)

Total Foreign Currency Counterparty: Bank of New York					$(362,771)

See accompanying notes to Schedule of Investments.

YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 03/14/2011	69	$5,527,534	$(154,849)
E-Mini Crude Oil, expires 02/18/2011	7	312,567	10,098
Gold 100 oz, expires 04/27/2011	3	398,110	2,240
Natural Gas, expires 02/24/2011	27	1,230,560	(37,160)
U.S. Long Bond, expires 03/22/2011	82	8,200,000	(61,618)

			(241,289)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/17/2011	469	469,000,000	232,375
Copper Future, expires 03/29/2011	23	2,504,131	(59,506)
U.S. 2 Year Note, expires 03/31/2011	311	62,200,000	(224,567)
U.S. 5 Year Note, expires 03/31/2011	699	69,900,000	(471,933)
U.S. 10 Year Note, expires 03/22/2011	79	7,900,000	154,261

			(369,370)

Total			$(610,659)

(a)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(b)	Default Resolution
(c)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2011, these securities amounted to $133,579 or 0.4% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(d)	Non-income producing securities.
(e)	Counterparty in default.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BRL	Brazilian Real
CIFG	Insured by IXIS Financial Guaranty
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GBP	British Sterling Pound
GO	General Obligation
MTN	Medium Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

% of
Net Assets	Description	Shares	Value

0.03%	COMMON STOCKS
0.03%	Airlines
	Delta Air Lines, Inc. (a)	256	$2,988

	Total Common Stocks (Cost $2,625)		2,988

		Principal

94.21%	MUNICIPAL BONDS
5.82%	Alabama
	Alabama Agriculture & Mechanical University, 5.000%, 11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @ 100 (b) $	500,000	524,820

2.70%	California
	Antioch California Union School District, 4.250%, 09/01/2021, COP, National-RE FGIC, Callable 09/01/2015 @ 100 (b)	260,000	243,818

0.57%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (b)	50,000	51,425

2.37%	Florida
	Nassau County Public Improvement, 5.000%, 05/01/2021, National-RE, Revenue (c)	210,000	214,374

9.86%	Illinois
	Chicago O’Hare International Airport:
	4.000%, 01/01/2012, Series A, AGM, Revenue	500,000	513,380
	5.250%, 01/01/2016, Series B, National-RE, Revenue (b)	260,000	282,191
	City of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100	100,000	94,059

			889,630

10.25%	Indiana
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017, Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (b)	520,000	517,957
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @ 100 (c)	390,000	406,528

			924,485

6.24%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, National-RE, GO (c)	500,000	563,030

0.57%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, AGM, GO	50,000	51,194

7.11%	Missouri
	Joint Municipal Electric Utility Commission Power Project, 5.000%, 01/01/2015, National-RE, Revenue (c)	120,000	126,478
	St. Louis Airport, 5.000%, 07/01/2015, Series A, AGM, Revenue (c)	475,000	515,603

			642,081

3.20%	Nevada
	Clark County, 4.500%, 06/01/2018, AGM, GO, Callable 06/01/2016 @ 100 (b)	275,000	288,932

5.55%	New Jersey
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A, AGM Municipal Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (b)	500,000	500,535

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description		Principal	Value

4.47%	New York
	Erie County Public Improvement, 5.000%, 12/01/2015, Series A, National-RE, GO	$	100,000	$108,876
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037, Series E, Revenue, Callable 09/01/2011 @ 100 (c) (d)		290,000	294,405

				403,281

3.81%	Ohio
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, National-RE, GO, Callable 12/01/2012 @ 100 (b)		320,000	343,469

5.86%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016, National-RE FGIC, Revenue (c)		500,000	528,930

2.55%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, National-RE State Aid Withholding, GO (b)		180,000	229,993

19.91%	Texas
	Austin Electric Utility System, 5.500%, 11/15/2015, Series A, AMBAC, Revenue (b)		500,000	572,795
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028, National-RE FGIC, GO, Callable 09/01/2013 @ 100		100,000	88,598
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue, Callable 12/01/2018 @ 100		500,000	500,915
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.000%, 11/01/2014, Revenue, Callable 03/03/2011 @ 100		140,000	135,618
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (c)		495,000	498,336

				1,796,262

3.37%	Washington
	Snohomish County Limited Tax, 4.000%, 12/01/2032, Series A, GO, Callable 06/01/2020 @ 100		375,000	304,106

	Total Municipal Bonds (Cost $8,336,184)			8,500,365

2.22%	FOREIGN BONDS
2.22%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, EMTN (c)	NZD	250,000	200,293

	Total Foreign Bonds (Cost $176,257)			200,293

			Shares

8.31%	EXCHANGE TRADED/CLOSED-END FUNDS
1.46%	Municipal Closed-End Funds
	Alliance National Municipal Income Fund, Inc.		962	12,083
	BlackRock Long-Term Municipal Advantage Trust		4,800	46,896
	Invesco Municipal Income Opportunities Trust		7,933	47,757
	Nuveen Insured Tax-Free Advantage Municipal Fund		1,891	24,507

				131,243

4.08%	Municipal Exchange Traded Fund
	iShares S&P National AMT-Free Bond Fund		3,723	368,465

2.77%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein ACM Income Fund, Inc.		9,460	73,694
	AllianceBernstein Global High Income Fund, Inc.		1,809	25,995
	BlackRock Debt Strategies Fund, Inc.		5,789	22,519
	John Hancock Preferred Income Fund II		1,330	24,485
	John Hancock Preferred Income Fund III		1,540	24,609

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)

	MFS Intermediate Income Trust	7,778	$49,001
	Nuveen Global Government Enhanced Income Fund	1,939	29,337

			249,640

	Total Exchange Traded/Closed-End Funds (Cost $745,762)		749,348

0.05%	PREFERRED STOCK
0.05%	U.S. Government & Agency
	Fannie Mae, 0.000%, Series G, Callable 09/30/2012 @ $50 (a) (d)	2,370	4,503

	Total Preferred Stocks (Cost $7,541)		4,503

		Contracts

3.55%	PURCHASED OPTIONS (a)
	Freeport-McMoran Copper, 02/19/2011, Put @ $100	97	9,991
	iShares Barclays 20+ Year Treasury:
	02/19/2011, Put @ $91	46	6,440
	02/19/2011, Put @ $92	46	8,694
	SPDR Gold Trust:
	02/19/2011, Put @ $126	55	3,300
	02/19/2011, Put @ $128	92	10,212
	SPDR S&P 500 ETF Trust:
	02/19/2011, Call @ $129	92	15,640
	02/19/2011, Call @ $130	1,071	124,236
	02/19/2011, Call @ $131	173	12,629
	02/19/2011, Put @ $125	92	7,912
	02/19/2011, Put @ $126	1,096	115,080
	02/19/2011, Put @ $127	35	4,480
	U.S. Oil Fund LP, 02/19/2011, Call @ $39	18	1,692

	Total Purchased Options (Cost $324,088)		320,306

108.37%	Total Investments (Cost $9,592,457)		9,777,803

(8.37)%	Net other assets (liabilities)		(755,554)

100.00%	NET ASSETS		$9,022,249

	At January 31, 2011, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$318,477
	Unrealized Depreciation		(133,131)

	Net Unrealized Appreciation		$185,346

		Principal

21.74%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 0.875%, 01/31/2012 $	1,950,000	1,961,503

	Total U.S. Treasury Securities Sold Short (Proceeds $1,953,059)		$1,961,503

See accompanying notes to Schedule of Investments.

YIELDQUEST TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2011

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
TO BUY:
Brazilian Real	160,458	$96,171	02/04/2011	$1,282
TO SELL:
Australian Dollar	48,371	48,182	02/04/2011	(150)
British Sterling Pound	39,954	63,998	02/04/2011	(2,110)
Canadian Dollar	48,946	48,876	02/04/2011	237
Japanese Yen	20,174,170	245,792	02/04/2011	(3,198)
New Zealand Dollar	255,395	197,031	02/04/2011	(3,697)

				(8,918)

Total Foreign Currency Counterparty: Bank of New York				$(7,636)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 03/14/2011		20	$1,602,312	$(45,012)
E-Mini Crude Oil, expires 02/18/2011		2	89,305	2,885
Gold 100 oz, expires 04/27/2011		1	132,703	747
Natural Gas, expires 02/24/2011		7	318,401	(9,001)
U.S. Long Bond, expires 03/22/2011		23	2,300,000	(22,229)

				(72,610)

FUTURES CONTRACTS SOLD SHORT
90 Day Euro$, expires 03/17/2011		134	134,000,000	70,071
Copper Future, expires 03/29/2011		7	797,952	(17,714)
U.S. 2 Year Note, expires 03/31/2011		88	17,600,000	(64,942)
U.S. 5 Year Note, expires 03/31/2011		195	19,500,000	(135,685)
U.S. 10 Year Note, expires 03/22/2011		23	2,300,000	45,360

				(102,910)

Total				$(175,520)

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Variable rate security

AGM	Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
COP	Certificate of Participation
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
NZD	New Zealand Dollar
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)	January 31, 2011

1. Security Valuation — Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system,established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established bythe Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements —  As described above, the fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	January 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the Funds’ holdings as of January 31, 2011, as categorized under the three tier hierarchy of inputs:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Core Equity Fund
Investments in Securities*	$5,112,967	$5,112,967	$—	$—
Asset Derivatives
Equity Contracts	169,405	169,405	—	—
Interest Rate Contracts	25,196	25,196	—	—
Foreign Exchange Contracts	186	—	186	—
Other Contracts	17,068	17,068	—	—

Total Assets	$5,324,822	$5,324,636	$186	$—

Securities Sold Short	(707,211)	(707,211)	—	—
Liability Derivatives
Equity Contracts	(13,957)	(13,957)	—	—
Interest Rate Contracts	(126,567)	(126,567)	—	—
Foreign Exchange Contracts	(6,525)	—	(6,525)	—
Other Contracts	(16,252)	(16,252)	—	—

Total Liabilities	$(870,512)	$(863,987)	$(6,525)	$—

Total Return Bond Fund
Corporate Bonds	$10,741,285	$—	$10,741,285	$—
Collateralized Mortgage Obligations	13,228	—	13,228	—
U.S. Government & Agency	315,984	—	315,984	—
Foreign Bonds	5,564,445	—	5,564,445	—
Municipal Bonds	2,206,010	—	2,206,010	—
Taxable Municipal Bonds	2,310,804	—	2,310,804	—
Preferred Stocks*	133,579	133,579	—	—
Exchange Traded/Closed-End Funds*	3,649,339	3,649,339	—	—
Short-Term Investments	604,981	—	604,981	—
Asset Derivatives
Equity Contracts	1,075,476	1,075,476	—	—
Interest Rate Contracts	444,869	444,869	—	—
Foreign Exchange Contracts	5,330	—	5,330	—
Other Contracts	109,068	109,068	—	—

Total Assets	$27,174,398	$5,412,331	$21,762,067	$—

Liability Derivatives
Interest Rate Contracts	(912,967)	(912,967)	—	—
Foreign Exchange Contracts	(368,101)	—	(368,101)	—
Other Contracts	(96,666)	(96,666)	—	—

Total Liabilities	$(1,377,734)	$(1,009,633)	$(368,101)	$—

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	January 31, 2011

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Inputs	Inputs

Tax-Exempt Bond Fund
Common Stocks*	$2,988	$2,988	$—	$—
Municipal Bonds	8,500,365	—	8,500,365	—
Foreign Bonds	200,293	—	200,293	—
Exchange Traded/Closed-End Funds*	749,348	749,348	—	—
Preferred Stock	4,503	4,503	—	—
Asset Derivatives
Equity Contracts	279,977	279,977	—	—
Interest Rate Contracts	130,565	130,565	—	—
Foreign Exchange Contracts	1,519	—	1,519	—
Other Contracts	28,827	28,827	—	—

Total Assets	$9,898,385	$1,196,208	$8,702,177	$—

Securities Sold Short	(1,961,503)	—	(1,961,503)	—
Liability Derivatives
Interest Rate Contracts	(267,868)	(267,868)	—	—
Foreign Exchange Contracts	(9,155)	—	(9,155)	—
Other Contracts	(26,715)	(26,715)	—	—

Total Liabilities	$(2,265,241)	$(294,583)	$(1,970,658)	$—

*	See schedule of investments for industry and security type breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

New Accounting Pronouncement — In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010 06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	January 31, 2011

Disclosures about Derivative Instruments and Hedging Activities — The Trust has adopted Disclosures about Derivative Instruments and Hedging Activities. The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of January 31, 2011:

		Asset Derivative Investments Value
				Interest		Foreign
	Total Value at	Equity		Rate		Exchange	Other
Fund	January 31, 2011	Contracts		Contracts		Contracts	Contracts

Core Equity	$211,855	$169,405	*	$25,196	*	$186	$17,068	*
Total Return Bond	1,634,743	1,075,476		444,869	*	5,330	109,068	*
Tax-Exempt Bond	440,888	279,977		130,565	*	1,519	28,827	*

Total	$2,287,486	$1,524,858		$600,630		$7,035	$154,963

		Liability Derivative Investments Value
				Interest		Foreign
	Total Value at	Equity		Rate		Exchange	Other
Fund	January 31, 2011	Contracts		Contracts		Contracts	Contracts

Core Equity	$(163,301)	$(13,957	)*	$(126,567	)*	$(6,525)	$(16,252	)*
Total Return Bond	(1,377,734)	—		(912,967	)*	(368,101)	(96,666	)*
Tax-Exempt Bond	(303,738)	—		(267,868	)*	(9,155)	(26,715)

Total	$(1,844,773)	$(13,957)		$(1,307,402)		$(383,781)	$(139,633)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments/footnotes.

For the three months ended January 31, 2011, the Funds’ average volume of derivatives is as follows:

	Purchased	Forward Currency	Forward Currency	Futures	Futures
	Options	Contracts—Purchased	Contracts—Sold	Long Position	Short Position
Fund	(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Contracts)	(Contracts)

Core Equity Fund	$112,202	$22,500	$624,974	43	164
Total Return Bond Fund	731,180	1,684,363	6,874,833	114	1,248
Tax-Exempt Bond Fund	190,369	187,900	613,272	31	383

Foreign Currency Contracts — The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at January 31, 2011 is as follows:

Core Equity Fund	$45,850
Total Return Bond Fund	568,812
Tax-Exempt Bond Fund	200,293

Futures Contracts — Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay

YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	January 31, 2011

the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. The market value of securities segregated for futures at January 31, 2011 is as follows:

Core Equity Fund	$2,792,474
Total Return Bond Fund	20,898,696
Tax-Exempt Bond Fund	3,147,684

Option Contracts — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Short Sales — Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The market value of securities segregated for short sales at January 31, 2011 is as follows:

Core Equity Fund	$1,431,660
Total Return Bond Fund	—
Tax-Exempt Bond Fund	3,555,935

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis Jay K. Chitnis, President
(principal executive officer)
Date   3/17/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis Jay K. Chitnis, President
(principal executive officer)
Date  3/17/11

By (Signature and Title)*	/s/ John Bliss John Bliss, Treasurer, Chief Financial Officer and Secretary (principal financial officer)
Date  3/9/11

*	Print the name and title of each signing officer under his or her signature.